Condensed Financial Information - Condensed Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Assets
Total assets	$ 9,794.7	$ 10,420.4
Liabilities & Shareholder’s Equity
Liabilities	7,826.1	7,738.3
Common stock	5.5	5.5
Accumulated deficit	(3,693.0)	(3,069.6)
Accumulated other comprehensive income (loss)	(5.9)	122.9	171.8
Total shareholder’s equity	1,968.6	2,682.1	3,175.1	3,733.5
Total liabilities and shareholder’s equity	9,794.7	10,420.4
LVB Acquisition, Inc.
Assets
Investment in wholly owned subsidiary	1,968.6	2,682.1
Total assets	1,968.6	2,682.1
Liabilities & Shareholder’s Equity
Liabilities	0	0
Common stock	5.5	5.5
Contributed and additional paid-in capital	5,662.0	5,623.3
Accumulated deficit	(3,693.0)	(3,069.6)
Accumulated other comprehensive income (loss)	(5.9)	122.9
Total shareholder’s equity	1,968.6	2,682.1
Total liabilities and shareholder’s equity	$ 1,968.6	$ 2,682.1